Finance Leases: Schedule of Net Book Value of Leased Asets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Net Book Value of Leased Asets:
Schedule of Net Book Value of Leased Asets

	December 31, 2011	December 31, 2010
Transportation equipment and vehicles	445,850	195,054
Operating machinery and equipment	198,193	93,639
Construction-in-progress	596	1,731
Less: accumulated depreciation	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	571,602	256,161